Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Financial Information of Joint Ventures

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG BVBA and the Excalibur and Excelsior Joint Ventures. The results included were for the Excalibur and Excelsior Joint Ventures, the RasGas 3 Joint Venture, the Exmar LPG BVBA from February 2013, the Teekay LNG-Marubeni Joint Venture from February 2012 and the Angola Joint Ventures from the time the vessels were delivered from August, September, October 2011 and January 2012, respectively.

	As at December 31,
	2013	2012
	$	$
Cash and restricted cash	234,677	155,943
Other assets – current	85,866	57,868
Vessels and equipment	2,117,901	1,653,273
Net investments in direct financing leases – non-current	1,907,458	1,938,011
Other assets – non-current	207,454	180,898
Current portion of long-term debt	442,038	1,075,853
Other liabilities – current	139,301	122,702
Long-term debt	2,491,253	1,603,118
Other liabilities – non-current	357,036	446,733

	Years ended December 31,
	2013	2012	2011
	$	$	$
Voyage revenues	625,445	412,974	167,094
Income from vessel operations	334,380	278,067	124,553
Realized and unrealized gain (loss) on derivative instruments	16,334	(39,428)	(41,622)
Net income	276,174	180,059	51,492